Loss Per Share - Summary of Earnings Per Share (Detail) - SGD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Total basic loss per share attributable to the ordinary equity holders of the Group	$ (78.85)	$ (9.30)	$ (25.17)
Diluted earnings per share [abstract]
Total diluted loss per share attributable to the ordinary equity holders of the Group	$ (78.85)	$ (13.29)	$ (25.17)
Adjustments to reconcile profit (loss) to numerator used in calculating earnings per share [abstract]
Loss attributable to the ordinary equity holders of the Group used in calculating basic loss per share	$ (187,413)	$ (14,408)	$ (38,515)
Used in calculating basic loss per share	(187,413)	(14,408)	(38,515)
Less fair value loss/(gain) on Series B conversion option		(15,051)
Loss attributable to the ordinary equity holders of the Group used in calculating diluted loss per share	(187,413)	(24,028)	(38,515)
Series B preference shares [Member]
Adjustments to reconcile profit (loss) to numerator used in calculating earnings per share [abstract]
Accretion cost on Equity Instruments	$ 0	$ 5,431	$ 0